Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Thrift and Investment Plan of
Norfolk Southern Corporation and Participating Subsidiary Companies
EIN: 52-1188014 Plan 002
Schedule H, line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

Identity of issue, borrower,	Description of investment, including maturity date,
lessor or similar party	rate of interest, collateral, par or maturity value			Current Value
				($ in thousands)
*Plan interest in Master Trust
for NS stock	3,207,541	units of	NS Stock Fund	$307,956

Value of Interests in Registered Investment Companies:
*The Vanguard Group, Inc.	750,014	shares of	Vanguard Growth Index Fund Institutional Shares	188,366
*The Vanguard Group, Inc.	1,555,924	shares of	Vanguard Wellington Fund Admiral Shares	120,102
*The Vanguard Group, Inc.	878,569	shares of	Vanguard Value Index Fund Institutional Shares	65,462
*The Vanguard Group, Inc.	693,118	shares of	Vanguard Mid-Cap Index Fund Institutional Shares	55,020
*The Vanguard Group, Inc.	325,265	shares of	Vanguard Small-Cap Index Fund Institutional Shares	40,196
*The Vanguard Group, Inc.	1,864,394	shares of	Vanguard Inflation-Protected Securities Fund	17,451
*The Vanguard Group, Inc.	381,315	shares of	Vanguard Cash Reserve Federal MM Fund	381
				486,978

Value of Interests in Common Collective Trusts:
*The Vanguard Group, Inc.	1,385,147	units of	Vanguard Institutional 500 Index Trust C	193,117
*The Vanguard Group, Inc.	752,926	units of	Vanguard Institutional Total International Stock Market Index Trust C	105,937
*The Vanguard Group, Inc.	758,428	units of	Vanguard Institutional Total Bond Market Index Trust C	83,541
*The Vanguard Group, Inc.	615,134	units of	Vanguard Target Retirement 2050 Trust I	76,129
*The Vanguard Group, Inc.	599,089	units of	Vanguard Target Retirement 2045 Trust I	71,753
*The Vanguard Group, Inc.	69,136,321	units of	Vanguard Retirement Savings Trust III	69,136
*The Vanguard Group, Inc.	644,842	units of	Vanguard Target Retirement 2035 Trust I	67,786
*The Vanguard Group, Inc.	506,705	units of	Vanguard Target Retirement 2040 Trust I	57,668
*The Vanguard Group, Inc.	479,934	units of	Vanguard Target Retirement 2030 Trust I	46,976
*The Vanguard Group, Inc.	275,203	units of	Vanguard Target Retirement 2055 Trust I	41,534
*The Vanguard Group, Inc.	307,597	units of	Vanguard Target Retirement 2025 Trust I	28,302
*The Vanguard Group, Inc.	253,150	units of	Vanguard Target Retirement 2060 Trust I	20,080
*The Vanguard Group, Inc.	178,389	units of	Vanguard Target Retirement 2020 Trust I	15,138
*The Vanguard Group, Inc.	169,780	units of	Vanguard Target Retirement Income Trust I	12,849
*The Vanguard Group, Inc.	168,731	units of	Vanguard Target Retirement 2065 Trust I	8,231
*The Vanguard Group, Inc.	29,796	units of	Vanguard Target Retirement 2070 Trust I	886
				899,063

*Participant loans	Participant loans (interest rates of 4.00%-9.50%, maturing through 2031)			14,477

	Total investments at fair value			$1,708,474

*Party-in-interest

See accompanying Report of Independent Registered Public Accounting Firm